Lease (Tables)	12 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Leases Related Assets and Lease Liability	For operating leases with terms greater than twelve months, the Group records the related assets and lease liability at the present value of lease payments over the terms.

	As of June 30,
	2025	2026
	RMB	RMB

Operating lease right-of-use assets, net	12,504	35,438
Operating lease liabilities-current	9,482	18,532
Operating lease liabilities-non-current	4,617	16,248

The following table provides a summary of the Group’s operating lease expenses and short-term lease expenses as of June 30, 2024, 2025 and 2026:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Operating lease expenses	-	1,202	14,272
Short-term lease expenses	-	106	4,490

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of operating lease liabilities	-	5,964	18,919
Right-of-use assets obtained in exchange for operating lease obligations	-	2,193	42,854

The following table provides a summary of the Group’s operating lease terms and discount rates as of June 30, 2025 and 2026:

	As of June 30,
	2025	2026

Weighted average remaining lease term (in years)	0.96	2.03
Weighted average discount rate	4.52%	3.25%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of June 30, 2026 were as follows:

Amounts
RMB

For the year ended June 30, 2027	19,384
For the year ended June 30, 2028	13,482
For the year ended June 30, 2029	3,110
Total operating lease payments	35,976
Less: imputed interest	(1,196)
Present value of operating lease liabilities	34,780